Treasury Stock (Details) - ADS [Member] ¥ in Millions, $ in Millions		1 Months Ended	12 Months Ended
	Jul. 30, 2012 USD ($)	May. 31, 2014 USD ($)	Dec. 31, 2015 CNY (¥) shares	Dec. 31, 2015 USD ($) shares	Dec. 31, 2014 CNY (¥) shares	Dec. 31, 2014 USD ($) shares	Dec. 31, 2013 CNY (¥) shares	Dec. 31, 2013 USD ($) shares	Dec. 31, 2012 CNY (¥) shares	Dec. 31, 2012 USD ($) shares	Dec. 31, 2015 USD ($) shares	Dec. 31, 2013 USD ($) shares
Share Repurchase Program [Member]
Equity, Class of Treasury Stock [Line Items]
Share repurchase program, authorized amount | $	$ 20.0
Share repurchase program, period in force	12 months
Share repurchase program, shares, repurchased during period							2,524,574	2,524,574	2,273,695	2,273,695
Share repurchase program, consideration, repurchased during period							¥ 72.6	$ 11.7	¥ 52.5	$ 8.3
Aggregate shares repurchased, number of shares							4,798,269					4,798,269
Shares repurchased, consideration							¥ 125.1					$ 20.0
Aggregate consideration of cancellation of repurchased shares							126.6					20.2
Cancellation fees							¥ 1.5					$ 0.2
New Share Repurchases Program [Member]
Equity, Class of Treasury Stock [Line Items]
Share repurchase program, authorized amount | $		$ 50.0
Share repurchase program, period in force		12 months
Share repurchase program, shares, repurchased during period			1,347,071	1,347,071	4,021,073	4,021,073
Share repurchase program, consideration, repurchased during period			¥ 65.9	$ 10.8	¥ 241.3	$ 39.2
Aggregate shares repurchased, number of shares			5,368,144								5,368,144
Aggregate consideration of cancellation of repurchased shares			¥ 308.9								$ 50.3
Cancellation fees			¥ 1.7								$ 0.3